Unaudited Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Net loss per share of common stock- diluted	$ (0.21)	$ (0.13)	$ (0.69)	$ (0.53)
Weighted average shares of common stock outstanding - diluted	9,159,869	7,833,150	7,954,105	8,459,547